PFPC INC.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                                 (610) 239-4519


                                  April 5, 2002


VIA EDGAR
---------

U.S. SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:      Whitehall Funds Trust (the "Registrant")
         File No.  33-83430
         File No.  811-8738

To the Staff of the Commission:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Whitehall Funds Trust (the "Trust") certifies that:

         a. the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on March 28, 2002.

                                                Very truly yours,


                                                /s/ Christine Mason
                                                ------------------------
                                                Christine Mason
                                                Regulatory Administrator